Investments in Associates - Summary of Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial statements [line items]
Beginning balance	R$ 10,838,616
Interest in earnings (losses) of associates	3,695,493	R$ (3,836,639)	R$ (955,793)
Ending balance	15,558,784	10,838,616
Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	10,838,616	11,354,953
Interest in earnings (losses) of associates	628,812	1,577,032
Sales or purchase of interests	4,061,797	(1,387,374)
Other comprehensive income (losses)	119,531	(91,920)
Dividends	(96,538)	(223,415)
IFRS 16 adoption		(377,420)
Capital increase (decrease)	6,666	(11,938)
Other	(100)	(1,302)
Ending balance	R$ 15,558,784	10,838,616	11,354,953
Compass Gás e Energia [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	628,487,690
Shares held by non-controlling shareholders	6,222,650
Non-controlling interest	0.99%
Compass Gás e Energia [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance
Interest in earnings (losses) of associates	7,848
Sales or purchase of interests	30,431
Other comprehensive income (losses)	552
Dividends	(5,986)
Capital increase (decrease)
Other	35
Ending balance	R$ 32,880
Comgas [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	132,520,587
Shares held by non-controlling shareholders	1,124,363
Non-controlling interest	0.85%
Comgas [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 24,569	987,358
Interest in earnings (losses) of associates	9,200	40,455
Sales or purchase of interests		(972,988)
Other comprehensive income (losses)	484	(560)
Dividends	(9,535)	(16,969)
IFRS 16 adoption
Capital increase (decrease)		(12,727)
Other	11
Ending balance	R$ 24,729	24,569	987,358
Logispot Armazens Gerais S A [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	2,040,816
Shares held by non-controlling shareholders	1,000,000
Non-controlling interest	49.00%
Logispot Armazens Gerais S A [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 34,218	34,656
Interest in earnings (losses) of associates	1,879	172
Sales or purchase of interests
Other comprehensive income (losses)
Dividends	(584)	(610)
IFRS 16 adoption
Capital increase (decrease)
Other
Ending balance	R$ 35,513	34,218	34,656
Rumo S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	1,559,015,898
Shares held by non-controlling shareholders	1,115,164,072
Non-controlling interest	71.53%
Rumo S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 6,058,973	5,929,151
Interest in earnings (losses) of associates	212,463	463,594
Sales or purchase of interests	4,424,537
Other comprehensive income (losses)	15,786	1,930
Dividends	(2,742)
IFRS 16 adoption		(340,050)
Capital increase (decrease)
Other		4,348
Ending balance	R$ 10,709,017	6,058,973	5,929,151
Brado Logisticae Participacoes S A [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	12,962,963
Shares held by non-controlling shareholders	4,897,407
Non-controlling interest	37.78%
Rumo Malha Norte SA [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	1,189,412,363
Shares held by non-controlling shareholders	3,144,187
Non-controlling interest	0.26%
CLI [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	34,963,764
Shares held by non-controlling shareholders	10,489,129
Non-controlling interest	30.00%
CLI [Member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 470,498
Interest in earnings (losses) of associates	44,816	18,715
Sales or purchase of interests		451,267
Other comprehensive income (losses)	66,970	516
Dividends
IFRS 16 adoption
Capital increase (decrease)
Other
Ending balance	R$ 582,284	470,498
Cosan S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	394,210,000
Shares held by non-controlling shareholders	132,924,458
Non-controlling interest	33.67%
Cosan S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 3,604,875	3,765,964
Interest in earnings (losses) of associates	336,885	988,382
Sales or purchase of interests	(407,177)	(849,033)
Other comprehensive income (losses)	28,573	(94,672)
Dividends	(68,120)	(203,977)
IFRS 16 adoption
Capital increase (decrease)
Other	(2,207)	(1,789)
Ending balance	R$ 3,492,829	3,604,875	3,765,964
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	463,224,241
Shares held by non-controlling shareholders	122,813,171
Non-controlling interest	26.51%
Payly [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	44,861,170
Shares held by non-controlling shareholders	11,215,293
Non-controlling interest	25.00%
Sinlog Tecnologia em Logistica SA [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	21,000
Shares held by non-controlling shareholders	10,000
Non-controlling interest	47.62%
TTA [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	10,521
Shares held by non-controlling shareholders	2,630
Non-controlling interest	25.00%
Cosan Limited Partners Brasil Consultoria Ltda [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	10,000
Shares held by non-controlling shareholders	4,000
Non-controlling interest	40.00%
Other investments [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 15,298	7,491
Interest in earnings (losses) of associates	2,755	6,698
Sales or purchase of interests		4,567
Other comprehensive income (losses)	6,160	866
Dividends	(9,566)	(1,859)
IFRS 16 adoption
Capital increase (decrease)	6,666	789
Other	2,061	(3,254)
Ending balance	23,374	15,298	7,491
Cosan Logistica [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	630,185	630,333
Interest in earnings (losses) of associates	12,966	59,016
Sales or purchase of interests	14,006	(21,187)
Other comprehensive income (losses)	1,006
Dividends	(5)
IFRS 16 adoption		(37,370)
Capital increase (decrease)
Other		(607)
Ending balance	R$ 658,158	R$ 630,185	R$ 630,333